Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheet) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 25,661	¥ 21,509
Fair value of derivative liabilities	[1],[2],[3]	24,590	20,818
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	20,600	16,491
Fair value of derivative liabilities	[1],[2],[3]	20,451	16,278
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	4,798	4,696
Fair value of derivative liabilities	[1],[2],[3]	3,983	4,335
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	171	183
Fair value of derivative liabilities	[1],[2],[3]	190	212
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	43	75
Fair value of derivative liabilities	[1],[2],[3]	40	71
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	48	61
Fair value of derivative liabilities	[1],[2],[3]	47	54
Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[3]	1	3
Fair value of derivative liabilities	[1],[2],[3],[4]	(121)	(132)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	25,626	21,500
Fair value of derivative liabilities	[1],[2],[5]	24,590	20,816
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	20,565	16,482
Fair value of derivative liabilities	[1],[2],[5]	20,451	16,276
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	4,798	4,696
Fair value of derivative liabilities	[1],[2],[5]	3,983	4,335
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	171	183
Fair value of derivative liabilities	[1],[2],[5]	190	212
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	43	75
Fair value of derivative liabilities	[1],[2],[5]	40	71
Not Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	48	61
Fair value of derivative liabilities	[1],[2],[5]	47	54
Not Designated as Hedging Instrument [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[5]	1	3
Fair value of derivative liabilities	[1],[2],[4],[5]	(121)	(132)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	35	9
Fair value of derivative liabilities	[1],[2],[6]		2
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]	35	9
Fair value of derivative liabilities	[1],[2],[6]		2
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Others [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[4],[6]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.